COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Capital Lease Obligations [Table Text Block]
The capital lease obligation amounts included on the balance sheets were as follows (in thousands):

	March 31, 2015	December 31, 2014
Other current liabilities	$451	$455
Other non-current liabilities	649	578
Total	$1,100	$1,033

The capital lease obligation amounts included on the balance sheets were as follows (in thousands):

	December 31, 2014	December 31, 2013
Other current liabilities	$455	$481
Other non-current liabilities	578	427
Total	$1,033	$908

Schedule of future minimum annual rental commitments under capital and operating leases
Future minimum annual rental commitments under our capital and operating leases at December 31, 2014 were as follows (in thousands):

Years Ending December 31,	Capital Leases	Operating Leases
2015	$468	$1,170
2016	283	1,156
2017	212	1,122
2018	95	1,055
2019	3	1,080
Thereafter	—	$5,775
Total future payments	1,061	$11,358
Less: Imputed interest	$(35)
Future lease payments	$1,026